Commodities Strategy Fund Average Annual Total Returns - Class A and Class C [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
S&P GSCI® Commodity Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.12%	14.65%	6.08%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.95%	11.95%	3.86%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.13%	8.23%	(2.35%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.73%	7.81%	(0.03%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.25%)	11.70%	4.15%

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.
[2]	The S&P GSCI® Commodity Index is a benchmark for investment performance in the commodity markets and measures investable commodity price movements and inflation in the world economy. The index is calculated primarily on a world production weighted basis and is comprised of the principal physical commodities that are the subject of active, liquid futures markets.